Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0001070750
Registrant Name	HOST HOTELS & RESORTS, INC.
Registration File Number	333-286435
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES